                              JOHN HANCOCK FUNDS II

                       SUPPLEMENT DATED FEBRUARY 19, 2008
                    TO THE CLASS A, B AND C SHARES PROSPECTUS
                             DATED DECEMBER 31, 2007


FLOATING RATE INCOME FUND


Under the section "Your Expenses," the following table has been amended and restated:


Shareholder transaction expenses                   Class A   Class B    Class C

Maximum front-end sales charge (load) on           3.00%     None       None
purchases as a % of purchase price

Maximum deferred sales charge (load) as a % of     None      5.00%      1.00%
purchase or sale price, whichever is less



Under the section "Your account," under the heading "How sales charges are calculated" the following table has been amended and restated:

Class A sales charges are as follows:

Class A sales charges

Your Investment                            AS A % OF            AS A % OF
                                           OFFERING PRICE*      YOUR INVESTMENT
Up to $99,999                              3.00%                3.09%
$100,000 -- $249,999                       2.50%                2.56%
$250,000 -- $499,999                       2.00%                2.04%
$500,000 -- $999,999                       1.50%                1.52%
$1,000,000 and over                        See next page

*Offering price is the NAV per share plus any initial sales charge.

                              JOHN HANCOCK FUNDS II

                       SUPPLEMENT DATED FEBRUARY 19, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 31, 2007



FLOATING RATE INCOME FUND

Under the section "First Year Broker or Other Selling Firm Compensation," under the heading "Class A Income Fund Investments" in the table the information has been amended and restated:


                                                 INVESTOR PAYS SALES         SELLING FIRM       SELLING FIRM         TOTAL SELLING
                                                 CHARGE                      RECEIVES           RECEIVES 12B-1       FIRM
                                                 (% OF OFFERING PRICE)       COMMISSION         SERVICE FEE          COMPENSATION

Class A Floating Rate Income Investments
Up to $99,999                                            3.00%               2.25%              0.25%                2.50%
$100,000 - $249,999                                      2.50%               1.75%              0.25%                2.00%
$250,000 - $499,999                                      2.00%               1.25%              0.25%                1.50%
$500,000 - $999,999                                      1.50%               1.00%              0.25%                1.25%
Investments of Class A shares of $1 million
  or more(5)

                              JOHN HANCOCK FUNDS II

                       SUPPLEMENT DATED FEBRUARY 19, 2008
                TO THE CLASS NAV AND CLASS 1 SHARES PROSPECTUSES
                             DATED DECEMBER 31, 2007


ALL CAP GROWTH FUND

The following information replaces the biographical information for Lanny H. Sachnowitz, Kirk L. Anderson and James G. Birdsall found under the "Subadviser Information and Management Biographies" section under A I M Capital Management,
Inc.:

FUND                                                 PORTFOLIO MANAGERS
All Cap Growth Fund                                  Robert J. Lloyd
                                                     Ryan A. Amerman

     - Robert J. Lloyd. Senior Portfolio Manager (lead manager), who has been responsible for the Fund since 2006 and has been associated with AIM and/or its affiliates since 2000.
     - Ryan A. Amerman. Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with the subadviser and/or its affiliates since 1996.


SMALL COMPANY GROWTH FUND

The following information supplements the biographical information found under the "Subadviser Information and Management Biographies" section under A I M Capital Management, Inc.:

FUND                                                 PORTFOLIO MANAGERS
Small Company Growth Fund                            Clay Manley


Clay Manley. Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with the subadviser and/or its affiliates since 2001.